COVER	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36535
Entity Registrant Name	GLOBANT S.A.
Entity Incorporation, State or Country Code	N4
Document Information [Line Items]
Entity Address, Address Line One	37A Avenue J.F. Kennedy
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	1855
Title of 12(b) Security	Common shares value $ 1.20 per share
Trading Symbol	GLOB
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	40,022,940
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001557860
Company Contact Person
Document Information [Line Items]
Entity Address, Address Line One	37A Avenue J.F. Kennedy
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	1855
Contact Personnel Name	Sol Mariel Noello
Contact Personnel Email Address	sol.noello@globant.com